OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	[1]	$ 35,869	$ 30,187
Government institutions		3,206	5,831
Deferred contract costs	[1]	10,751	8,962
Advances to suppliers		1,962	2,154
Employees		272	375
Others		664	647
Other current assets, net		$ 52,724	$ 48,156

[1]	See Note 1W